October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniVest Fund II, Inc. (MVT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 1.3%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	$405	$ 429,528
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	2,035	2,202,838
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	685	733,405
		3,365,771
Arizona — 1.0%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	760	835,736
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	90	84,574
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,685	1,687,450
		2,607,760
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	2,305	2,260,420
AMT, Sustainability Bonds, 5.70%, 05/01/53	435	452,066
		2,712,486
California — 3.7%
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	1,112,154
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	340	350,255
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,358,705
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,495	1,494,996
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	1,345	1,307,466
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	1,155	1,213,204
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(c)	2,000	950,917
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	1,520	1,497,808
		9,285,505
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	425	470,188
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	192,067
5.25%, 11/01/52	360	382,915
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	450	463,604
		1,508,774
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	1,500	1,480,290
District of Columbia — 8.2%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,110	1,206,085
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,315	2,334,091
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/39	380	373,380
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB (continued)
Series A, AMT, 5.25%, 10/01/48	$2,355	$ 2,489,894
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(c)	6,590	4,736,584
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(c)	4,830	3,308,780
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(c)	6,515	4,256,946
Series B, Subordinate, 4.00%, 10/01/49	1,790	1,656,296
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	575	569,144
		20,931,200
Florida — 7.0%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	205,389
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	380	381,278
5.00%, 05/01/48	1,120	1,062,830
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	1,280	1,427,830
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	995	1,025,548
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	480	505,118
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	2,380	2,520,781
(AGM), 5.75%, 09/01/54	425	470,225
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	105	104,982
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	212	223,412
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,495	1,558,630
Palm Beach County Health Facilities Authority, RB, 5.00%, 11/15/45	3,150	3,192,986
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	5,000	5,087,722
		17,766,731
Georgia — 2.1%
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	1,145	1,083,221
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	493,003
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	295	319,847
Series A, 5.00%, 05/15/49	985	1,047,286
Series A, 5.00%, 06/01/53(a)	2,185	2,310,489
		5,253,846
Illinois — 9.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	540	529,729
Series C, 5.25%, 12/01/35	1,465	1,465,781
Series D, 5.00%, 12/01/46	1,915	1,897,278
Series H, 5.00%, 12/01/36	450	452,685
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	450	456,057
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	615	621,647

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, 5.00%, 01/01/47	$2,500	$ 2,534,372
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	1,655	1,788,424
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(d)	90	92,312
4.00%, 02/15/41	2,850	2,754,376
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	810	884,229
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	4,400	4,222,686
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	870	886,146
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	5,175	2,215,527
State of Illinois, GO
5.00%, 02/01/39	1,540	1,543,726
Series B, 5.25%, 05/01/43	500	537,055
		22,882,030
Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	260	253,496
Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,010	1,035,079
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(e)	1,200	1,402,143
		2,437,222
Louisiana — 1.2%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	345	365,691
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	1,200	1,241,930
Louisiana Public Facilities Authority, Refunding RB, Class A, 4.00%, 12/15/27(d)	60	62,092
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	915	917,472
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/48	545	583,411
		3,170,596
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	595	546,356
Massachusetts — 2.2%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,285	1,377,222
Series C, 5.00%, 10/01/52	1,335	1,419,422
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,150	1,154,892
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(b)	470	442,369
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,153,020
		5,546,925
Michigan — 6.2%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 5.00%, 06/01/48	1,550	1,636,331
Security	Par (000)	Value
Michigan (continued)
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	$545	$ 585,618
Series B, 2nd Lien, 5.50%, 07/01/52	1,290	1,400,156
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,376,795
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,376,795
Series B, Senior Lien, 5.50%, 07/01/52	1,290	1,400,164
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	2,305	2,503,707
Michigan Finance Authority, RB
4.00%, 02/15/47	395	360,954
4.00%, 02/15/50	2,235	2,021,973
4.00%, 02/15/44	810	765,846
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,480	1,374,071
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	1,086,785
		15,889,195
Minnesota — 1.6%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,995	1,928,704
Series A, 5.25%, 02/15/53	565	576,876
Series A, 5.25%, 02/15/58	1,480	1,510,066
		4,015,646
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	2,630	2,455,483
Series C, 5.00%, 11/15/42	2,570	2,619,444
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	1,280	1,304,727
		6,379,654
New Jersey — 10.9%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,675	1,675,000
5.25%, 11/01/44	1,525	1,525,000
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,880,833
Series EEE, 5.00%, 06/15/48	5,845	6,022,510
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,307,638
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,090	1,064,002
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,261,522
New Jersey Transportation Trust Fund Authority, RB
Series BB, 5.00%, 06/15/46	1,485	1,586,051
Series S, 5.00%, 06/15/46	1,225	1,263,982
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	3,225	3,264,245
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	255	259,291
Series A, 5.25%, 06/01/46	270	277,228
Sub-Series B, 5.00%, 06/01/46	5,285	5,295,989
		27,683,291
New York — 17.7%
City of New York, GO, Series A-1, 4.00%, 09/01/46	800	779,830
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	$545	$ 524,276
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,788,860
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,585	1,624,765
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	515	533,251
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	760	793,536
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, 4.80%, 02/01/53	5,000	5,002,199
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	475	518,194
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	4,410	4,355,136
Series DD, 4.13%, 06/15/47	4,535	4,462,208
Series AA, Class 2, Subordinate, 5.00%, 06/15/48	1,370	1,476,827
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,845	1,780,913
Series A, 6.25%, 06/01/41(b)	1,700	1,700,520
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	315	249,546
Class 1, 5.00%, 11/15/44(b)	2,260	2,249,206
Class 2, 5.38%, 11/15/40(b)	850	850,120
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,370	1,737,440
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,080	1,070,110
Series A, 4.00%, 03/15/47	3,855	3,679,499
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	470	503,823
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,050	1,091,989
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	835	860,661
AMT, Sustainability Bonds, 5.50%, 06/30/54	1,120	1,180,299
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(f)	1,950	2,057,036
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,055	2,949,706
Series A, 5.25%, 05/15/52	400	432,155
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	825	864,529
		45,116,634
North Dakota — 0.7%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	1,770	1,750,791
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	830	749,032
Series B-2, Class 2, 5.00%, 06/01/55	1,855	1,672,887
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	400	408,038
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	591,435
		3,421,392
Pennsylvania — 2.8%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	235	253,658
Security	Par (000)	Value
Pennsylvania (continued)
Allegheny County Airport Authority, ARB (continued)
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	$605	$ 548,633
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 09/01/49(f)	690	752,714
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,070	1,084,349
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	510	470,184
5.00%, 09/01/48	345	350,595
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	850	858,281
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,035,363
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 11/01/48(f)	690	745,386
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	1,065	999,199
		7,098,362
Puerto Rico — 5.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,435	1,543,400
Series A-1, Restructured, 5.75%, 07/01/31	1,295	1,423,889
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,843	1,818,370
Series A-1, Restructured, 5.00%, 07/01/58	5,562	5,568,701
Series A-2, Restructured, 4.78%, 07/01/58	2,941	2,909,228
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,051	1,619,465
		14,883,053
South Carolina — 3.0%
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.50%, 11/01/46	1,175	1,316,014
Series A, 5.50%, 11/01/48	835	928,851
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	1,820	1,760,090
5.00%, 11/15/47	1,350	1,368,512
Series A, 5.00%, 05/01/48	1,505	1,535,293
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	595,952
		7,504,712
South Dakota — 0.5%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/49	1,310	1,285,928
Tennessee — 1.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	1,275	1,314,944
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,640	1,770,561
		3,085,505
Texas — 16.3%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	435	443,240
7.88%, 11/01/62	370	387,143
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,795	1,852,845

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	$190	$ 190,716
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	4,065	4,311,431
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	775,401
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	210	232,990
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	470	445,981
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/46	4,500	4,915,522
Series E, 5.25%, 02/01/49	2,970	3,260,809
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF-GTD), 4.13%, 08/15/49	1,155	1,086,224
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	390	389,356
Crowley Independent School District, GO, (PSF-GTD), 5.00%, 02/01/48	1,545	1,652,123
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	1,335	1,431,916
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	670,089
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	90	96,499
New Caney Independent School District, GO, (PSF-GTD), 4.00%, 02/15/49	700	676,275
New Caney Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/48	5,250	5,651,903
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	645	695,195
Sulphur Springs Independent School District, GO, (PSF- GTD), 4.13%, 02/15/49	2,500	2,448,361
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	620	574,023
Series B, 5.00%, 07/01/48	4,545	4,677,607
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	1,620	1,654,915
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,140	1,154,077
Waller Consolidated Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/48	750	717,639
Waxahachie Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	1,120	1,072,039
		41,464,319
Utah — 1.8%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	137,555
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/46	1,950	2,002,751
Series A, AMT, 5.25%, 07/01/48	2,330	2,450,549
		4,590,855
Security	Par (000)	Value
Virginia — 0.4%
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/49	$1,035	$ 1,024,818
Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	320	333,439
Total Municipal Bonds — 112.2% (Cost: $278,555,853)		285,276,582
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama(a) — 8.6%
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,000	11,157,864
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	10,000	10,570,152
		21,728,016
Florida — 3.2%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	3,090	3,312,625
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	4,622	4,883,010
		8,195,635
Michigan — 1.0%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	2,551	2,617,395
Missouri — 1.2%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	3,080	3,073,462
New York — 7.6%
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(h)	2,460	2,475,518
New York City Municipal Water Finance Authority, RB, Series AA, Class 1, Subordinate, 5.25%, 06/15/53	3,554	3,914,936
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	4,240	4,624,129
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/46	3,940	4,080,074
Port Authority of New York & New Jersey, Refunding ARB, Series 234, AMT, 5.25%, 08/01/47	3,947	4,215,089
		19,309,746
Oregon — 4.9%
Port of Portland Oregon Airport Revenue, Refunding ARB
Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,232	7,799,369
Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/49	4,408	4,675,038
		12,474,407
Pennsylvania — 5.0%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	4,917	5,365,240
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	$3,830	$ 3,865,632
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/47	3,178	3,477,787
		12,708,659
South Carolina — 2.7%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	6,463	6,965,645
Washington — 1.3%
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	3,088	3,328,743
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.5% (Cost: $88,586,785)		90,401,708
Total Long-Term Investments — 147.7% (Cost: $367,142,638)		375,678,290

	Shares
Short-Term Securities
	Money Market Funds — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(i)(j)	2,856,511	2,856,796
	Total Short-Term Securities — 1.1% (Cost: $2,856,303)	2,856,796
	Total Investments — 148.8% (Cost: $369,998,941)	378,535,086
	Other Assets Less Liabilities — 0.5%	1,148,098
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.7)%	(47,669,975)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.6)%	(77,700,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 254,313,209

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on November 1, 2041, is $1,289,416.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 6,544,928	$ —	$ (3,688,132)(a)	$ 123	$ (123)	$ 2,856,796	2,856,511	$ 36,060	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 285,276,582	$ —	$ 285,276,582
Municipal Bonds Transferred to Tender Option Bond Trusts	—	90,401,708	—	90,401,708
Short-Term Securities
Money Market Funds	2,856,796	—	—	2,856,796
	$2,856,796	$375,678,290	$—	$378,535,086
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(47,356,165)	$—	$(47,356,165)
VMTP Shares at Liquidation Value	—	(77,700,000)	—	(77,700,000)
	$—	$(125,056,165)	$—	$(125,056,165)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
Portfolio Abbreviation (continued)
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
Schedule of Investments